Shareholders' Equity - Registered Direct Offering ("RDO") (Details) € in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Nov. 30, 2022 $ / shares
Shareholders' Equity
Proceeds from exercise of May 2023 Warrants | €		€ 1,091
Class A shares
Shareholders' Equity
Shares issued		89,838,455	91,524,935	45,000,000
Class A shares | RDO Securities Purchase Agreement
Shareholders' Equity
Shares issued	22,499,997
Warrants to purchase class A shares	11,249,997
Price per share | $ / shares					$ 1.30
Proceeds from exercise of May 2023 Warrants | €	€ 28,217
Class A shares | RDO Warrants
Shareholders' Equity
Shares issued	69,024,938
Warrants to purchase class A shares	34,512,464
Price per share | $ / shares					$ 1.30
Proceeds from exercise of May 2023 Warrants | €	€ 85,754
Amount of liability to issue warrants | €	€ 26,009	€ 8,541